Note 18 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
18.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax for years ended December 31:

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2013	$(2,237)
Other comprehensive income before reclassification	4,949
Amount reclassified from accumulated other comprehensive income (loss)	(164)
Period change	4,785
Balance at December 31, 2014	$2,548

Unrealized gains on
available for sale
(Dollars in thousands)	securities (a)
Balance as of December 31, 2012	$5,391
Other comprehensive loss before reclassification	(7,620)
Amount reclassified from accumulated other comprehensive income (loss)	(8)
Period change	(7,628)
Balance at December 31, 2013	$(2,237)

(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following tables present significant amounts reclassified out of each component of accumulated other comprehensive income (loss):

(Dollars in thousands)
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) December 31, 2014	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities
	$(248)	Investment securities gains, net
	84	Income taxes
	$(164)	Net of tax

(Dollars in thousands)
Details about other comprehensive income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) December 31, 2013	Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities
	$(11)	Investment securities gains, net
	3	Income taxes
	$(8)	Net of tax

(a)	Amounts in parentheses indicate debits to net income